Schulte Roth & Zabel LLP
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www.srz.com
(212) 756-2000		wwwmail@srz.com

                                                                                December 20, 2005

VIA EDGAR Melissa Duru, Esq. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:                             NewPage Holding Corporation
Registration Statement on Form S-4
File No. 333-129343

Dear Ms. Duru:

                                On behalf of NewPage Holding Corporation, Inc. (the “Registrant”), we have filed simultaneously by EDGAR, Amendment No. 1 to the above-referenced Registration Statement (“Amendment No. 1”) addressing comments contained in the Comment Letter (as defined below).

This letter is in response to the comments of the Staff set forth in its letter dated December 1, 2005, concerning the above-referenced Registration Statement (the “Comment Letter”).  For the convenience of the Staff, we have repeated each of the Staff’s comments in italics immediately above our responses to each corresponding comment.  Capitalized terms used herein and not otherwise defined herein have the meanings set forth in Amendment No. 1.

General

1.                                       Where comments on a section also relate to disclosure in another section, please make parallel changes to all affected disclosure.  This will eliminate the need for us to repeat similar comments.

                                                Parallel changes have been made where appropriate.

Melissa Duru

Securities and Exchange Commission

December 20, 2005

2.                                       In your amendment to the registration statement, include the most current information available.  For example, please provide updated financial statements for the period ended September 30, 2005.

                                                The financial statements have been updated for the period ended September 30, 2005. As applicable, in other places in the registration statement, the most current information available has been included.

Prospectus Cover Page

3.                                       Please limit the front cover page to the information required by Item 501 of Regulation S-K.  In this regard, please remove the redundant disclosure regarding the company given that similar disclosure is included in the prospectus summary.

                                                The revisions requested by the Staff have been made.

4.                                       Please revise to disclose the amount of securities you will be offering in the exchange.  In this regard, you should disclose the amount of Series A securities that will be exchanged for Series B securities.

                                                The revision requested by the Staff has been made.

Information About the Transaction, page ii

5.                                       All of the information on page ii should be removed from the forepart of the prospectus.  The forepart should include only the cover page, summary, table of contents and risk factors sections.

                                                The revision requested by the Staff has been made.

Forward Looking Statements, page ii

6.                                       Please revise to eliminate the suggestion that “will” constitutes a forward looking statement.

                                                The revision requested by the Staff has been made.

Prospectus Summary, page 1

The Company, page 1

7.                                       Avoid using defined terms without first providing a definition of such terms.  You reference the “Hedging Program, as later defined” for example, in the caption preceding the summary.  Please revise your disclosure accordingly.

                                                The revisions requested by the Staff have been made.

Melissa Duru

Securities and Exchange Commission

December 20, 2005

8.                                       Move the disclosure appearing in the latter part of the summary under the heading “The Acquisition and Related Transactions” to the forefront of the summary in order to facilitate an investor’s understanding of your historical background.  Provide further explanation in the summary and Business sections of the prospectus of the principal reasons for your formation and structure as a holding company in connection with the acquisition transactions.

                                                The revisions requested by the Staff have been made.

9.                                       Delineate in greater detail in the prospectus, by means of an organizational chart, the affiliations of Cerberus Capital LP and Escanaba Timber to the company in addition to any other affiliated parties material to an understanding of your business structure.

                                                The revision requested by the Staff has been made.

10.                                 Your disclosure in the summary section should be balanced so that you provide a more complete description of the strengths of your business as well as the challenges you face.

In this regard, we note that you fail to acknowledge throughout the prospectus, the impact to your business caused by the fact that you are a recently formed holding company with no prior history of operations in the paper industry.  In this regard, although you emphasize as a strength, the relationship you have with customers, you fail to address, as noted in your risk factors, the challenges you face in maintaining the customer relationships inherited from MeadWestvaco, Please revise your disclosure so that it provides a more balanced summary of your business by including a reference, for example, to some of the more material risks you face.

                                                The revision requested by the Staff has been made.

11.                                 Provide us with objective support for subjective/comparative statements, and assertions regarding your market share or position, that appear throughout your document.  For example, provide support for the following non-exhaustive list of statements:

•                                           you are the largest coated paper manufacturer in North America, based on production capacity;

•                                           your mills are within the top 20% efficiency of all coated paper mills in North America, Europe and Asia...”; and

•                                           you are a “significant” producer of carbonless paper..

                                                The support requested has been sent in a supplemental letter to the Staff.

12.                                 Please present the ratio of earnings to fixed charges for each of the last five fiscal years in the summary as required by Item 3 of Form S-4 and Item 503(d) of Regulation S-K.

Melissa Duru

Securities and Exchange Commission

December 20, 2005

                                                The revision requested by the Staff has been made.

Risk Factors, page 16

General

13.                                 You are required to disclose the “most significant factors” that make this offering speculative or risky.  Please revise the first paragraph of this section to indicate clearly that you are describing the material risks associated with the exchange offer.  In addition, to the extent that you do not deem certain other risks material at this time, you should not refer to them in this section.  In this regard, please delete the reference to “[a]dditional risks and uncertainties not currently known to [you] or that [you] currently deem to be immaterial.”

                                                The revision requested by the Staff has been made.

14.                                 Provide a separate risk factor that addresses the risk to investors resulting from your status as guarantor under the senior secured credit facility.

                                                As requested by the Staff, a risk factor has been added.

Risks Relating to the New Notes, page 16

“Servicing our Indebtedness will require…,” page 16

15.                                 Revise to specify the dollar amounts expended in the most recent fiscal period associated with the servicing of your debt.  Further, indicate the percentage increase this represents based on comparable periods during the fiscal year ended 2004 as recorded by the MeadWestvaco paper business.

                                                The revision requested by the Staff has been made.

“Our substantial level of indebtedness could adversely affect…,” page 16

16.                                 Revise the caption of the risk factor so that you disclose, as done in the disclosure following the heading, that on a pro forma basis giving effect to the transactions, your earnings would have been insufficient to meet fixed charges.

                                                The revision requested by the Staff has been made.

17.                                 Disaggregate from the risk factor, the risk associated with the variable rate debt that you currently have outstanding.  Indicate the total dollar amount of debt subject to variable rates.  Provide by way of example, disclosure of the current rate of interest charged on the old notes issued by the Company as well as the floating rate notes issued by NewPage Corporation.  As done on page 61, specify how increases in the interest rates impact your overall payments and include reference to the impact of recent interest rate increases implemented over the last fiscal year.

Melissa Duru

Securities and Exchange Commission

December 20, 2005

                                                The revisions requested by the Staff have been made.

Risks Relating to Our Business, page 20

18.                                 Please move the risk factor appearing on page 24 which addresses your limited operating history, to the forefront of this section.

                                                The revision requested by the Staff has been made.

 “If we are unable to obtain raw materials...,” page 22

19.                                 Revise the heading of this risk factor so that you clarify your dependence on raw materials as well as petrochemicals.  Given the importance of petrochemicals in your business, revise to specify the dollar amount by which your costs have increased as a result of increases in the price of the chemicals used in your production process.  Further, if materially impacted, provide a separate risk factor that addresses how your business was impacted by Hurricanes Katrina and Rita and specify how future natural disasters could impact your business due to your reliance in particular, on the petrochemical industry.

                                                The revisions requested by the Staff in the first two sentences of this comment have been made.  We have been informed by the Registrant that its business was not materially affected by Hurricanes Katrina and Rita and, therefore, no separate risk factor has been added.  However, the Registrant has indicated in this risk factor (following its discussion of natural disasters and similar risks that may affect the supply of timber) that hurricanes and other natural disasters may adversely impact its supply of chemicals.

“We depend on a small number of customers…,” page 24

20.                                 We note that xpedx accounted for 17% of your 2004 net sales and that your ten largest customers accounted for in excess of 51% of your revenues.  Please disclose in the risk factor the name of any other individual customer that accounted for in excess of 10% of your revenues.

                                                We have been informed by the Registrant that no other individual customer accounted for in excess of 10% of the Registrant’s 2004 revenues.

Pro Forma Financial Statement, page 37

21.                                 Expand your disclosures under point (1) on pages 38 and 40 to clarify whether any change in useful lives also factored into the calculation of the pro-forma reduction of historical depreciation, depletion and amortization that you associate with the reduced carrying value of plant and equipment.

                                                The revisions requested by the Staff have been made.

Melissa Duru

Securities and Exchange Commission

December 20, 2005

22.                                 We note that the pro forma adjustments identified in points 2 and 3 on pages 38 and 40 serve to eliminate pension and other general and administrative costs reflected in the historical financial statements.  Adjustments within the pro forma table should be limited to events that are directly attributable to the specific transaction, factually supportable and expected to have a continuing impact.  Any historical charges that you believe impact results in a manner that is not indicative of the future should be identified in narrative disclosure in the pro forma area, but not adjusted in the tabular presentation, explaining the specific facts and circumstances underlying your view that future costs will be different than historical amounts.

The Registrant respectfully submits that the pro forma adjustments made are appropriate adjustments as they are directly attributable to the specific transaction, factually supportable and expected to have a continuing impact.  The pension adjustments reflect the ownership of certain pension assets and liabilities after acquisition.  MeadWestvaco historically allocated only pension service cost to their operating units and the Printing and Writing Papers Business (the “Business”) was treated as being part of multi-employer plans (with other businesses of MeadWestvaco participating in the plans).  The interest cost on the projected benefit obligation and return on pension assets at the corporate level were not allocated.  The net adjustment is primarily a result of the net credit recorded from an acquired overfunded pension plan.  The remainder of the adjustment is to reflect the substitution of a defined contribution plan in connection with the acquisition for the historical pre-acquisition defined benefit plan for salaried employees.

The adjustments for other general and administrative costs reflect the elimination of costs allocated from MeadWestvaco that are no longer incurred by the successor company.  These amounts are reduced for similar costs that have been contractually incurred for periods subsequent to the acquisition under the Transition Services Agreement or other contractual arrangements.  These reductions are therefore directly attributable to the specific transaction, factually supportable and expected to have a continuing impact.

Selected Financial Information and Other Data, page 41

23.                                 We note you define working capital as current assets net of current liabilities, excluding the current portion of long term debt.  As such, please disclose the necessary non-GAAP information required by Item 10(e) of Regulation S-K, including a reconciliation of your non-GAAP metric to the measure of working capital that would arise under GAAP.

The disclosure has been revised to comply with the GAAP definition of working capital.

Management’s Discussion and Analysis, page 44

Net Sales, page 45

24.                                 We note that you have reconciled between EBITDA and operating cash flows on page 15, indicating that you present EBITDA as a liquidity measure.  However, under this heading

Melissa Duru

Securities and Exchange Commission

December 20, 2005

                                                it appears you are characterizing EBITDA as a performance measure, with your earnings/price sensitivity analyses.  Please revise your disclosures, and reconciliation if necessary, to clarify.  Given the labeling and section headers utilized, it appears you should relocate your EBITDA discussion under a different heading, and focus on factors affecting net sales in this section.

A reconciliation of EBITDA to net income has been added on page 16 of the prospectus.  The discussion of EBITDA has been moved and placed under a different heading.

Under Item 10(e) of Regulation S-K you are required to balance disclosure of non-GAAP measures with a presentation having equal or greater prominence of the most directly comparable financial measure calculated in accordance with GAAP.  As it currently appears you have utilized your non-GAAP measure of EBITDA in your analysis of sales, you would need to revise your document to include a discussion with equal or greater prominence of actual sales calculated in accordance with GAAP.  However, EBITDA as a determinant of sales does not seem to be sufficiently on point; it is likely you will need to include comparative analysis of either earnings or cash flow, as appropriate.

A reconciliation of Pro Forma EBITDA to net income has been added in the sensitivity analysis discussion.  As indicated above, the discussion of the sensitivity analysis has been moved from the discussion of net sales in the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section to the “Unaudited Pro Forma Combined Financial Data and Other Pro Forma Information” section.

The required reconciliations should appear in the same section that you discuss the non-GAAP measures; these should be provided for each non-GAAP measure.

The revisions requested by the Staff have been made.

25.                                 On a related point, pro forma information should generally be limited to the notes to the pro forma financial statements and prospectus summary.  This would appear to impact the disclosures of your Pro Forma EBITDA and Pro Forma Price-Adjusted EBITDA measures, and Pro Forma Contractual Commitments on page 59.

The indicated disclosure has been moved to the section of the prospectus entitled “Unaudited Pro Forma Combined Financial Data and Other Pro Forma Information.”  However, given the length of the disclosure, it has not been formatted as footnotes because the Registrant believes that it would impair the ability of a reader to read the information.

26.                                 We generally find that the change in basis of assets involved in the application of purchase accounting precludes a meaningful analysis of operating results combined for periods before and after an acquisition, as it appears you have done in discussing the results covering the first half of 2005 on pages 51 and 52, and with the related segment information beginning on page 55.  Please revise your disclosures in MD&A to

Melissa Duru

Securities and Exchange Commission

December 20, 2005

                                                differentiate between the results of your predecessor entity, and your results subsequent to the acquisition.

The Registrant respectfully submits that the combination of predecessor and successor information has been suitably considered and appropriate disclosures have been made to highlight the material effects of purchase accounting that affect the comparability of results. Disclosure is made in the Overview section discussing the future effects of purchase accounting as compared to historical periods and in the Results of Operation section as appropriate to highlight the changes in results of operation that are affected by purchase accounting differences. Furthermore, disclosures regarding sales volumes, spending and other operational measures are not affected by purchase accounting and are determined on a comparable basis for all periods presented.  The Registrant believes that this approach is beneficial to the reader by providing an easier-to-read discussion of results and provides them with consistent information from which to analyze our financial results and to develop their expectations of future results.

Liquidity and Capital Resources, page 57

27.                                 As required by Item 303(a)(4) of Regulation S-K please include a reference to your off-balance sheet arrangements.  In this regard, we note that you are a guarantor of the senior secured credit facility between NewPage Corporation and various lenders

The Registrant does not have any off-balance sheet arrangements.  A sentence has been added to “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Debt and Other Obligations—Contractual Commitments” to reflect this.  NewPage Corporation is a wholly-owned subsidiary of the Registrant; accordingly, the senior secured credit facility is reflected in the consolidated financial statements of the Registrant.

Contractual Commitments — Pro Forma, page 59

28.                                 We note your disclosure in point (3) on page 60 explaining that your tabular presentation excludes expenditures to be made pursuant to a fiber supply agreement with Escanaba Timber or transition services agreements with MeadWestvaco.  Expand your disclosure to explain why you believe these amounts are appropriately excluded from the table, and to include quantification of the amounts.  Although updating the required disclosures for material changes is appropriate, given the guidance in Item 303(b) of Regulation S-K, pro forma information should generally be situated in a common section of the filing.

The revisions requested by the Staff have been made.  As indicated above, the discussion of pro forma contractual commitment has been moved to the section entitled “Unaudited Pro Forma Financial Data” and other Pro Forma Information.

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 9

Business, page 78

29.                                 If material to an understanding of your business, indicate the business purpose behind the series of transactions financed by Cerberus Capital LP and its affiliates.  For example, inform us of why the transaction was initially conducted through Escanaba Timber versus directly between the company and MeadWestvaco Corporation.  We may have further comments.

                                                The primary business purpose behind the series of transactions financed by Cerberus Capital L.P. and its affiliates was to ensure that Escanaba Timber LLC would not be subject to any of the liabilities of NewPage Holding Corporation and its subsidiaries and that NewPage Holding Corporation and its affiliates would not be subject to any of the liabilities of Escanaba Timber LLC.  The Registrant does not believe that this information is material to an understanding of the Registrant’s business and has therefore not included this disclosure in Amendment No. 1.

The Exchange Offer, page 65

Terms of the Exchange Offer, page 65

30.                                 You indicate that you will “promptly deliver the New Notes upon consummation of the exchange offer or return the Original Notes if the exchange offer is withdrawn.”  Please revise to clarify that you will issue the new notes or return old notes promptly after expiration of the offer.

                                                The revision requested by the Staff has been made.

Expiration Date; Extensions; Amendments, page 68

31.                                 We note you reserve the right to delay the acceptance of any of the old notes in the event any of the conditions to the exchange offer should have occurred which shall not have been waived.  Please confirm that this is the only circumstance in which you will delay acceptance.

                                                The Registrant hereby confirms that the only circumstance in which the Registrant will delay acceptance of any of the old notes is in the event that any of the conditions to the exchange offer set forth under “The Exchange Offer - Terms of the Exchange Offer - Conditions” shall have occurred.

32.                                 We note your reservation of the right to amend the terms of the offer and your representation that if the exchange offer is amended in a manner determined by you to “constitute a material change, [you] will promptly disclose the amendment…[and] depending on the significance, …extend the exchange offer.”  Confirm to us that in the event of a material change in the offer, including the waiver of a material condition, you will extend the offer period if necessary, so that at least five business days remain in the offer following notice of the material change.

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 10

                                                The Registrant hereby confirms that in the event of a material change in the offer, including the waiver of a material condition, the Registrant will extend the offer period if necessary, so that at least five business days remain in the offer following notice of the material change.

Certain Relationships and Related Party Transactions, page 98

Consulting Arrangements with Rapid Technologies, page 99

33.                                 Please delineate in the disclosure, the consulting and training services provided by Rapid Technologies.  Further, specify whether Mark Suwyn is a principal or equity holder in Rapid Technologies

The revisions requested by the Staff have been made.  [Additional detail to be provided by the Company.]  The Registrant has informed us that Mark Suwyn is neither a principal nor an equity holder in Rapid Technologies.

Description of Certain Indebtedness

34.                                 Please revise your discussion to describe all of the material financial covenants with which you are required to comply under the credit facilities and other indebtedness.  Investors should be able to use this disclosure to determine whether you are in compliance with these covenants throughout the term of the credit facilities and other indebtedness, since a failure to comply with these covenants could lead to an acceleration of indebtedness and compromise your ability to repay the notes.

The revisions requested by the Staff have been made.

Description of the Notes

35.                                 Remove overly technical language and revise to provide a concise and accurate summary of the material terms of the notes to assist an investor’s understanding of the debt instrument.

                                                The revisions requested by the Staff have been made.

Certain U.S. Federal Income and Estate Tax Considerations, page 149

36.                                 Please revise this heading and the text thereunder to refer to “material” tax consequences.  In this regard, eliminate the suggestions in this section and the next that you provide only a “general discussion” and that the reader “should consult” its own advisors.

                                                The revisions requested by the Staff have been made.

37.                                 Please file the tax opinion required by Item 601 (b)(8) of Regulation S-K.

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 11

                                                As requested by the Staff, the tax opinion required by Item 601(b)(8) of Regulation S-K has been filed.

Financial Statements — Printing and Writing Paper Business

General

38.                                 Please acknowledge that you understand that financial statements covering the four months ended April 30, 2005 for the Printing and Writing Papers Business will need to be audited in accordance with Rule 3-02 of Regulation S-X, since this operation represents a predecessor entity, as defined in Rule 405 of Regulation C.  In conjunction with this effort, we suggest that you ensure there are no gaps in the audited financial statements provided in the filing.  Specifically, since you explain on page F-43 that the acquisition of the Printing and Writing Papers Business occurred on May 2, 2005, ensure the two days between April 30 and May 2 are included in the audited financial statements of the Printing and Writing Papers Business.  Please also ensure the captions identifying the financial statements presented are consistent with the date of the acquisition.  Currently, you present the Results of Operations for NewPage Holding Corp for the two months ended June 30, 2005, which is not consistent with the actual acquisition date.

The Registrant acknowledges the audit requirement for the four months ended April 30, 2005 and has amended the Form S-4 to comply with this requirement.  In addition, the disclosure on page F-39 has been revised to clarify that the acquisition was deemed to have occurred on April 30, 2005.  As allowed by SFAS No. 141, paragraph 48, the business was deemed to have been acquired on April 30, 2005, by written agreement in the First Amendment to the Equity and Asset Purchase Agreement with MeadWestvaco Corporation for the convenience of the parties to the Agreement.

Report of Independent Auditors, page F-2

39.                                 Please advise your independent auditors that PCAOB Auditing Standard No. 1 requires an auditor’s report issued in connection with any engagement performed in accordance with the auditing and related professional practice standards of the PCAOB state that the engagement was performed in accordance with “the standards of the Public Company Accounting Oversight Board (United States),” and that a reference to generally accepted auditing standards in the auditors’ reports is no longer appropriate or necessary.  As such, please obtain and include a revised audit report in an amendment to the filing.

The Registrant’s independent auditors’ opinion has been conformed to PCAOB Auditing Standard No. 1.

Description of Business and Basis of Presentation, page F-7

40.                                 We understand that you are acquiring operations previously included in the Papers business segment of MeadWestvaco Corporation, and that other operations also included in that segment have been excluded in preparing the financial statements presented in

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 12

your filing.  Explain to us the process by which the assets and liabilities which constitute the Printing and Writing Papers Business were segregated from the other operations of MeadWestvaco Corporation.  Specifically, describe the nature of the operations being acquired, which are reflected in the financial statements; and contrast these with all operations being retained by MeadWestvaco Corporation.  Ensure that you address the operations reported in different segments of this entity, in addition to the activities of Northwood Panelboard and the Specialty Papers operations, prior to and after such assets and liabilities were sold by MeadWestvaco.  Indicate the extent to which the various components were managed and financed jointly, and/or which have shared common facilities and costs in the past and currently.  Provide us with a summary schedule depicting the financial position and results of operations of each component for the two fiscal years and subsequent interim period preceding the sales date.

The Papers business segment of MeadWestvaco (the “Papers Segment”) included the operations of the Business, the Specialty Papers business and the Northwood Panelboard 50%-owned investee.  Each of these operations were separately managed businesses of MeadWestvaco Corporation with distinct books and records.  Thus, the segregation of the assets and liabilities of the Printing and Writing Papers Business was readily determinable.

MeadWestvaco maintains certain assets and liabilities which support the various business units of MeadWestvaco at the corporate level.  Examples of such assets and liabilities include computer infrastructure, research facility, capitalized software and capitalized interest assets, and self-insured medical and workers compensation liabilities.  Costs recorded at the MeadWestvaco corporate level include costs to support the Papers Segment’s business units as well as general corporate administrative costs and interest costs.  Costs which support the business units are routinely charged to the MeadWestvaco business unit, and those applicable to the Business are reflected in the carve-out financial statements. In addition, general corporate administrative costs and interest cost were allocated to the Business for purposes of the carve-out financial statements. The pre-tax earnings and losses reported in the carve-out financial statements are not the same as the Business’ portion of the earnings and losses of the Papers Segment due to allocation of general corporate administrative and interest costs in the carve-out financial statements.

The operations acquired consist of five printing and writing paper mills, which currently operate in two distinct business segments: Coated Paper; and Carbonless Paper.  The Coated Paper segment is engaged in the manufacturing, marketing and distribution of coated papers primarily used for commercial printing, magazines, catalogs, textbooks and labels. The products include: coated papers, uncoated papers and market pulp.  The products are manufactured at four domestic mills and supported by multiple distribution and converting locations.  The Carbonless Paper segment is engaged in the manufacturing, marketing and distribution of carbonless and technical papers used primarily for business forms.  The products include: value-added carbonless papers, uncoated papers, and specialty papers. The products are manufactured at one domestic mill and one off-site coating facility.

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 13

The Northwood Panelboard investment was sold by MeadWestvaco in 2004. The Specialty Papers business, which was retained by MeadWestvaco, consists of two other paper mills making other specialty papers.  The Business was served by a separate and distinct management team and did not share common facilities with any of MeadWestvaco’s other businesses, including the Specialty Papers business and Northwood Panelboard.

The financial information for the Business is included on page F-27.  Although the Registrant does not have the financial information of the businesses retained by MeadWestvaco, including the Specialty Papers business and Northwood Panelboard, nor does MeadWestvaco have any obligation to provide such information to the Registrant, the Registrant can deduce that the operations retained by MeadWestvaco comprise under 10% of the sales and assets of the former Papers segment of MeadWestvaco.

Subsequent Events, page F-8

41.                                 You disclose that MeadWestvaco will retain certain assets and liabilities related to the business that are included within the financial statements.  Please expand the disclosure to specify which assets and liabilities MeadWestvaco will retain an interest in, and the amount of such interest retained.  In addition, revise the pro forma disclosures elsewhere in the document to address the interests retained by MeadWestvaco, and to quantify any results of operations that are associated with them.

                                                The revisions requested by the Staff have been made.

A.  Restatement of Previously Issued Financial Statements, page F-13

42.                                 We understand that you revised the 2004 results of operations and financial position to exclude the $428,966 charge for an impairment of property, plant and equipment that was recognized by MeadWestvaco, while indicating the impairment analysis somehow produced an unreliable result because the possible sale was factored into that analysis.  Given the requirement of paragraph 17 of SFAS 144 to “consider all available evidence” in the course of testing an asset group for recoverability, tell us why you believe it is appropriate to ignore the prospect of sale from the impairment analysis performed on the related assets.  Please clarify whether you believe that MeadWestvaco should not have recognized an impairment charge at all, or if you simply believe that the charge should be disassociated and reported separately from the operations acquired.

                                                The Registrant understands that the SFAS 144 impairment analysis performed by MeadWestvaco was based upon a “held for use” model and considered heavily among various possibilities the likelihood of undiscounted cash flows resulting from the sale of the Printing and Writing Papers Business (the “Business”), which triggered an impairment of long-lived assets. A separate SFAS 144 impairment analysis at the Business carve-out level was performed without consideration of the planned sale by MeadWestvaco and was performed for the Business on a stand-alone basis as the Business is a going concern and its management has not committed to dispose of any of

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 14

the assets of the Business. When the sale possibility is excluded from the Business-specific SFAS 144 analysis and the analysis is performed at the lowest level of identifiable undiscounted cash flows (determined to be the coated and carbonless segment by management of the Business), no impairment of the long-lived assets is indicated on a separate carve-out basis. Regardless, the actual sales price was considered when assessing the reliability of the undiscounted cash flows utilized in the Business’ SFAS 144 analysis.

E.  Other Assets, page F-16

43.                                 You indicate that sales and purchasing activities to the Rumford Cogeneration Company, L.P. have been netted in the statement of operations.  Please expand your disclosure to include details sufficient to understand why you believe that reporting on a net basis is the appropriate treatment for these transactions.

The revisions requested by the Staff have been made.

Financial Statements - NewPage Holding Corporation and Subsidiaries

Note B. Acquisition and Related Transactions, page F-43

44.                                 We note your disclosure explaining that Escanaba Timber contributed $415,000 of “cash equity” to NewPage Holding.  However, on the face of the balance sheet and statement of stockholders equity you present additional paid in capital of $283,083.  Please expand your disclosure to explain why the amounts are different.  Submit a reconciliation of the related amounts presented in the balance sheet, statements of stockholders equity and cash flows, and the amount in the note disclosure.

The revisions requested by the Staff have been made. Below is a reconciliation of the various amounts as requested by the Staff.

Equity contribution from Escanaba Timber	$415,000
Unvested restricted equity awards	(2,026)
Proceeds from issuance of common stock disclosed in the statement of cash flows	412,974
Excess of cash contributed from Escanaba Timber over fair value of assets acquired	(130,286)
Issuance of common stock in statement of stockholder’s equity	282,688
Equity award compensation expense for the five months ended September 30, 2005	513
Additional paid-in capital balance recorded in the balance sheet at September 30, 2005	$283,201

45.                                 You state that “The amount of the purchase price allocated to NewPage is different from the sum of the payments made through NewPage to MeadWestvaco as a result of

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 15

difference between the relative fair value of the assets acquired by NewPage and Escanaba Timber and the relative payments made by each company.”  It is unclear from this statement what you are trying to convey to the reader.  Please revise your disclosure as necessary to clarify.  It should be clear how this information relates to the specific amounts that are presented in your financial statements.

The revisions requested by the Staff have been made.

46.                                 We note the amount identified in the table as the Net purchase price allocated does not equal the amount identified within the Statement of Cash Flows.  Please disclose the reasons these amounts are different; including reconciliation.  It would also be helpful to expand your purchase price allocation to provide more detail of the specific assets and liabilities acquired, and the amounts allocated to each.

The revisions requested by the Staff have been made.

Note E. Derivative Financial Instruments, page F-45

47.                                 We note that you opted to pay a premium of $72 million for a “commodity basket option contract” on a mix of natural gas, market pulp, and Euros that will impact your results of operations over the next three years.  Expand your disclosure to clarify whether the premium corresponds to the fair value of the contract on the date of acquisition, identify the counterparty from whom you acquired the contract, and describe the factors that led to the $20 million loss in value during the two months following your purchase.  Tell us how the premium paid factored into your consideration of the guidance in paragraph 6(b) of SFAS 133, in characterizing the basket as a derivative instrument.

The revisions requested by the Staff have been made.  The design of the contract was such that it is expected to have a similar response to movements in market pricing that would be equivalent to approximately $2 billion of coated paper sales per year for three years.  With respect to paragraph 6(b) of SFAS 133, the premium paid would be a smaller initial net investment than would be required for other types of contracts that would be expected to have a similar response to changes in market factors.

Note I. Contingencies, page F-52

48.                                 We note your disclosure of loss contingencies does not cover the same issues identified in the discussions provided in the predecessor notes on pages F-25 and F-37.  Please expand your disclosure on pages F-44 to identify the contingencies associated with the operations acquired that you will not be responsible for, so that it is clear why these matters are not covered in your disclosure under this heading.

In conjunction with the acquisition, the Registrant acquired specific legal entities and specific assets and liabilities. The sites referenced on page F-25 were neither part of the legal entities nor the assets acquired from MeadWestvaco, and therefore the liabilities associated with the sites were not assumed by the Registrant.  Thus, the referenced

Melissa Duru
Securities and Exchange Commission
December 20, 2005
page 16

disclosure does not apply to the Registrant and its subsidiaries as the sites and related liabilities are not and have never been owned by the Registrant nor its subsidiaries. We direct you to the revisions made in response to comment number 41.

*              *              *              *              *

                Amendment No. 1 to the Registration Statement was filed by the Registrant in response to the comments set forth in the Comment Letter.  We respectfully request your prompt review of Amendment No. 1 to the Registration Statement.

Very truly yours,

/s/ Brett S. Director

Brett S. Director

cc:	Matthew L. Jesch
NewPage Holding Corporation
Chief Financial Officer, Vice President and Secretary

John E. Kurila
NewPage Holding Corporation
Controller

Gregory A. Hoffbauer
NewPage Holding Corporation
Assistant Controller

Michael R. Littenberg, Esq.
Schulte Roth & Zabel LLP